OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITIES.
Schedule of other non-current liabilities

		As of December 31,
	Note	2018	2019

Unrecognized tax benefits	8	15,496	38,383
Warrants		—	1,374

Total		15,496	39,757

summary of the outstanding and exercisable warrants balance

Number of Warrants
Outstanding as of January 1	—
Issuance	6,977,150
Cancelled	(2,314,739)
Outstanding as of December 31	4,662,411

Schedule of fair value assumptions of warrants

	As of June 11, 2019	As of December 31, 2019
Expected volatility	39~40%	42%
Expected dividends yield	nil	nil
Expected term (in years)	3.29 ~3.40 years	2 .73 ~2 .84 years
Risk-free interest rate per annum	1.89%	1.6%

Schedule of components effecting the change in fair value

For the Year Ended
December 31, 2019
Balance as of January 1	—
Issuance	207
Change in fair value	1,152
Foreign currency translation adjustment	15
Balance as of December 31	1,374